Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
January 31, 2026
AEA-NPRT1-0426
1.813062.121
Common Stocks - 93.3%
	Shares	Value ($)
CHINA - 36.9%
Communication Services - 7.2%
Interactive Media & Services - 7.2%
Tencent Holdings Ltd	589,124	45,281,137
Consumer Discretionary - 7.0%
Automobile Components - 0.5%
Hesai Group ADR (b)	150,700	3,597,209
Broadline Retail - 5.1%
Alibaba Group Holding Ltd	1,006,761	21,417,418
Alibaba Group Holding Ltd ADR	23,900	4,052,484
PDD Holdings Inc Class A ADR (b)	64,484	6,516,108
		31,986,010
Textiles, Apparel & Luxury Goods - 1.4%
Laopu Gold Co Ltd H Shares	87,300	8,694,128
TOTAL CONSUMER DISCRETIONARY		44,277,347
Consumer Staples - 0.8%
Beverages - 0.8%
Eastroc Beverage Group Co Ltd A Shares (China)	152,566	5,489,677
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PetroChina Co Ltd H Shares	5,380,000	6,390,906
Financials - 4.4%
Insurance - 4.4%
People's Insurance Co Group of China Ltd/The H Shares	11,850,497	10,315,200
Ping An Insurance Group Co of China Ltd H Shares	1,923,482	17,840,972
TOTAL FINANCIALS		28,156,172
Health Care - 4.3%
Health Care Equipment & Supplies - 3.2%
AK Medical Holdings Ltd (d)(e)	6,810,094	5,090,942
APT Medical Inc A Shares (China)	86,700	2,893,430
Peijia Medical Ltd (b)(d)(e)	3,066,901	2,591,051
Shanghai Conant Optical Co Ltd H Shares (f)	420,700	3,368,465
Zylox-Tonbridge Medical Technology Co Ltd H Shares (d)(e)	2,012,716	6,353,423
		20,297,311
Life Sciences Tools & Services - 1.1%
WuXi XDC Cayman Inc (b)	840,608	6,757,489
TOTAL HEALTH CARE		27,054,800
Industrials - 5.2%
Air Freight & Logistics - 1.2%
J&T Global Express Ltd B Shares (b)	5,721,446	7,448,331
Electrical Equipment - 2.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	137,680	6,931,780
Sieyuan Electric Co Ltd A Shares (China)	215,400	5,726,029
Sungrow Power Supply Co Ltd A Shares (China)	128,500	2,791,167
		15,448,976
Machinery - 1.5%
Weichai Power Co Ltd H Shares	1,078,000	3,673,322
Yangzijiang Shipbuildling (Holdings) Ltd	2,333,300	6,126,265
		9,799,587
TOTAL INDUSTRIALS		32,696,894
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	177,100	8,864,235
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	151,400	5,875,237
GCL Technology Holdings Ltd (b)(f)	33,523,000	4,634,456
Piotech Inc A Shares (China)	128,700	6,530,390
TOTAL INFORMATION TECHNOLOGY		25,904,318
Materials - 2.9%
Metals & Mining - 2.9%
MMG Ltd (b)	4,792,000	6,311,962
Zijin Mining Group Co Ltd A Shares (China)	2,086,176	12,045,759
TOTAL MATERIALS		18,357,721
TOTAL CHINA		233,608,972
HONG KONG - 3.5%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	2,580,292	95,785
Financials - 3.5%
Capital Markets - 1.2%
Hong Kong Exchanges & Clearing Ltd	142,554	7,859,161
Insurance - 2.3%
AIA Group Ltd	1,230,001	14,191,115
TOTAL FINANCIALS		22,050,276
TOTAL HONG KONG		22,146,061
INDIA - 9.6%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	409,300	8,787,804
Consumer Discretionary - 2.5%
Automobiles - 1.2%
Mahindra & Mahindra Ltd	209,600	7,844,628
Broadline Retail - 0.1%
Meesho (g)	192,330	365,283
Hotels, Restaurants & Leisure - 1.2%
Eternal Ltd (b)	2,459,531	7,338,841
TOTAL CONSUMER DISCRETIONARY		15,548,752
Financials - 5.8%
Banks - 1.6%
HDFC Bank Ltd	998,156	10,115,563
Capital Markets - 1.5%
360 ONE WAM Ltd	582,543	7,206,344
HDFC Asset Management Co Ltd (d)(e)	73,568	2,018,398
		9,224,742
Consumer Finance - 2.7%
Bajaj Finance Ltd	741,107	7,515,414
Shriram Finance Ltd	879,861	9,787,535
		17,302,949
TOTAL FINANCIALS		36,643,254
TOTAL INDIA		60,979,810
INDONESIA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank Rakyat Indonesia Persero Tbk PT	29,554,800	6,709,057
Bank Syariah Indonesia Tbk PT	37,661,585	5,053,598

TOTAL INDONESIA		11,762,655
KOREA (SOUTH) - 14.3%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Kakao Corp	222,775	9,428,622
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Kia Corp	97,510	10,256,923
Industrials - 6.9%
Aerospace & Defense - 2.4%
Hanwha Aerospace Co Ltd	7,640	6,846,208
Korea Aerospace Industries Ltd	69,923	8,111,807
		14,958,015
Electrical Equipment - 0.6%
LS Electric Co Ltd (b)	9,160	3,573,759
Industrial Conglomerates - 3.9%
SK Square Co Ltd (b)	62,980	24,745,198
TOTAL INDUSTRIALS		43,276,972
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	19,295	12,089,882
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co Ltd	139,175	15,397,481
TOTAL INFORMATION TECHNOLOGY		27,487,363
TOTAL KOREA (SOUTH)		90,449,880
PHILIPPINES - 1.2%
Industrials - 1.2%
Transportation Infrastructure - 1.2%
International Container Terminal Services Inc	698,000	7,605,176
SINGAPORE - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Sea Ltd Class A ADR (b)	83,274	9,700,588
SOUTH AFRICA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	46,500	2,846,975
TAIWAN - 23.6%
Information Technology - 23.6%
Electronic Equipment, Instruments & Components - 5.5%
All Ring Tech Co Ltd	235,000	2,829,083
Chroma ATE Inc	171,000	5,309,045
Delta Electronics Inc	177,000	6,841,122
Elite Material Co Ltd	102,000	5,638,840
Unimicron Technology Corp	1,187,975	14,245,162
		34,863,252
Semiconductors & Semiconductor Equipment - 18.1%
Grand Process Technology Corp	51,000	2,698,242
MediaTek Inc	281,000	15,667,987
Taiwan Semiconductor Manufacturing Co Ltd	1,743,393	96,112,410
		114,478,639
TOTAL TAIWAN		149,341,891
UNITED STATES - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp (a)(b)(c)	6,000	2,526,000
TOTAL COMMON STOCKS (Cost $397,942,742)		590,968,008

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (a)(b)(c)	11,980	3,076,224
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	56,711	451,419
TOTAL CHINA		3,527,643
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,118,173)		3,527,643

Non-Convertible Preferred Stocks - 3.7%
	Shares	Value ($)
KOREA (SOUTH) - 3.7%
Information Technology - 3.7%
Technology Hardware, Storage & Peripherals - 3.7%
Samsung Electronics Co Ltd (Cost $14,454,489)	289,246	23,407,168

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	11,610,768	11,613,090
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	679,925	679,993
TOTAL MONEY MARKET FUNDS (Cost $12,293,083)			12,293,083

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $426,808,487)	630,195,902
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,009,736
NET ASSETS - 100.0%	633,205,638

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,053,643 or 1.0% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,053,814 or 2.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,053,814 or 2.5% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $365,283 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,538,806.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	805,474

Space Exploration Technologies Corp	2/16/2021	251,993

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,079,593	87,723,017	102,187,956	222,864	(1,564)	-	11,613,090	11,610,768	0.0%
Fidelity Securities Lending Cash Central Fund	4,448,214	13,110,801	16,878,476	6,661	(546)	-	679,993	679,925	0.0%
Total	30,527,807	100,833,818	119,066,432	229,525	(2,110)	-	12,293,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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